Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued studies		$ 1,123	$ 431
Accrued external R&D costs	$ 138	645
Accrued external manufacturing costs	2,704	282
Accrued compensation and benefits	1,209	749	41
Accrued tax	0	43	284
Accrued professional fees	206	34
Other		107	46
Other	440	269
Accrued expenses and other current liabilities	$ 4,697	$ 2,022	$ 802